Bank Loan Core Fund
Portfolio of Investments
September 30, 2022 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—78.0%
		Aerospace/Defense—0.8%
$ 5,772,366		Peraton Corp., Term Loan B–1st Lien, 6.865% (1-month USLIBOR +3.750%), 2/1/2028	$ 5,485,912
2,559,719		TransDigm, Inc., 2020 Term Loan E–1st Lien, 5.924% (3-month USLIBOR +2.250%), 5/30/2025	2,462,936
		TOTAL	7,948,848
		Airlines—0.4%
4,000,000		American Airlines, Inc., 2021 Term Loan–1st Lien, 7.460% (3-month USLIBOR +4.750%), 4/20/2028	3,886,000
		Automotive—1.2%
4,325,349		Clarios Global, LP, 2021 Term Loan B–1st Lien, 6.365% (1-month USLIBOR +3.250%), 4/30/2026	4,104,584
3,979,106		DexKo Global, Inc., 2021 Term Loan B–1st Lien, 7.424% (3-month USLIBOR +3.750%), 10/4/2028	3,669,471
2,864,131		TI Group Automotive Systems, LLC, 2021 Term Loan–1st Lien, 6.924% (3-month USLIBOR +3.250%), 12/16/2026	2,749,566
1,970,000		Truck Hero, Inc., 2021 Term Loan B–1st Lien, 6.615% (1-month USLIBOR +3.500%), 1/31/2028	1,728,537
		TOTAL	12,252,158
		Building Materials—2.7%
1,455,000		American Builders & Contractors Supply Co., Inc., 2019 Term Loan–1st Lien, 5.115% (1-month USLIBOR +2.000%), 1/15/2027	1,413,445
3,722,911		Cornerstone Building Brands, Inc., 2021 Term Loan B–1st Lien, 6.068% (1-month USLIBOR +3.250%), 4/12/2028	3,079,554
2,850,000		Cornerstone Building Brands, Inc., 2022 Term Loan–1st Lien, 8.470% (SOFR CME +5.625%), 8/1/2028	2,622,000
3,907,907		CP Atlas Buyer, Inc., 2021 Term Loan B–1st Lien, 6.615% (1-month USLIBOR +3.500%), 11/23/2027	3,423,326
3,426,363		Foundation Building Materials Holding Co., LLC, 2021 Term Loan–1st Lien, 6.056% (3-month USLIBOR +3.250%), 1/31/2028	3,099,146
857,143	[2]	Icebox Holdco III, Inc., 2021 Delayed Draw Term Loan–1st Lien, TBD (unfunded), 12/22/2028	805,714
4,122,143		Icebox Holdco III, Inc., 2021 Term Loan–1st Lien, 7.424% (3-month USLIBOR +3.750%), 12/22/2028	3,874,814
2,160,000		Icebox Holdco III, Inc., 2021 Term Loan–2nd Lien, 10.424% (3-month USLIBOR +6.750%), 12/21/2029	2,019,600
333,333	[2]	IPS Corp., 2021 Delayed Draw Term Loan–1st Lien, TBD (unfunded), 10/2/2028	310,834
1,658,333		IPS Corp., 2021 Term Loan–1st Lien, 6.615% (1-month USLIBOR +3.500%), 10/2/2028	1,546,396
2,475,000		SRS Distribution, Inc., 2021 Term Loan B–1st Lien, 6.306% (3-month USLIBOR +3.500%), 6/2/2028	2,290,922
995,000		SRS Distribution, Inc., 2022 Incremental Term Loan–1st Lien, 6.177% (SOFR CME +3.500%), 6/2/2028	917,141
2,930,250		White Cap Buyer, LLC, Term Loan B–1st Lien, 6.784% (SOFR CME +3.750%), 10/19/2027	2,748,150
		TOTAL	28,151,042
		Cable Satellite—1.9%
1,835,768		Charter Communications Operating, LLC, 2019 Term Loan B2–1st Lien, 4.870% (1-month USLIBOR +1.750%), 2/1/2027	1,770,745
1,865,390		CSC Holdings, LLC, 2017 Term Loan B1–1st Lien, 5.068% (1-month USLIBOR +2.250%), 7/17/2025	1,784,955
3,840,505		CSC Holdings, LLC, 2018 Incremental Term Loan–1st Lien, 5.068% (1-month USLIBOR +2.250%), 1/15/2026	3,605,274
1,931,719		CSC Holdings, LLC, 2019 Term Loan B5–1st Lien, 5.318% (1-month USLIBOR +2.500%), 4/15/2027	1,812,203
4,850,681		DirecTV Financing, LLC, Term Loan–1st Lien, 8.115% (1-month USLIBOR +5.000%), 8/2/2027	4,530,851
1,275,000		Telenet Financing USD, LLC, 2020 Term Loan AR–1st Lien, 4.818% (1-month USLIBOR +2.000%), 4/30/2028	1,212,844
3,000,000		UPC Financing Partnership, 2021 Term Loan AX–1st Lien, 5.743% (1-month USLIBOR +2.925%), 1/31/2029	2,872,500
2,500,000		Ziggo Financing Partnership, Term Loan I–1st Lien, 5.318% (1-month USLIBOR +2.500%), 4/30/2028	2,391,250
		TOTAL	19,980,622
		Chemicals—4.4%
4,436,394		Element Solutions, Inc., 2019 Term Loan B1–1st Lien, 5.115% (1-month USLIBOR +2.000%), 1/31/2026	4,411,905
3,739,674		Illuminate Buyer, LLC, 2021 Term Loan–1st Lien, 6.615% (1-month USLIBOR +3.500%), 6/30/2027	3,400,766
4,960,012		Illuminate Merger Sub Corp., Term Loan–1st Lien, 6.377% (3-month USLIBOR +3.500%), 7/21/2028	4,358,636
8,000,000		Illuminate Merger Sub Corp., Term Loan–2nd Lien, 9.627% (3-month USLIBOR +6.750%), 7/23/2029	6,945,000
4,168,535		Lonza Group AG, Term Loan B–1st Lien, 7.674% (3-month USLIBOR +4.000%), 7/3/2028	3,743,345
3,969,990		Messer Industries GmbH, 2018 Term Loan–1st Lien, 6.174% (3-month USLIBOR +2.500%), 3/2/2026	3,806,545
3,470,019		Olympus Water US Holding Corp., 2021 Term Loan B–1st Lien, 7.438% (3-month USLIBOR +3.750%), 11/9/2028	3,176,160

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$ 3,938,363		Polar US Borrower, LLC, 2018 Term Loan–1st Lien, 6.714%–10.000% (1-month USLIBOR +4.750%, 3-month USLIBOR +4.750%, PRIME +3.750%), 10/15/2025	$ 3,216,343
3,906,373		Potters Industries, LLC, Term Loan B–1st Lien, 7.674% (3-month USLIBOR +4.000%), 12/14/2027	3,730,587
987,500		PQ Corp., 2021 Term Loan B–1st Lien, 5.306% (3-month USLIBOR +2.500%), 6/9/2028	943,556
3,970,000		Sparta U.S. Holdco, LLC, 2021 Term Loan–1st Lien, 5.803% (1-month USLIBOR +3.250%), 8/2/2028	3,780,194
2,700,195		Starfruit Finco B.V., 2018 Term Loan B–1st Lien, 5.865% (1-month USLIBOR +2.750%), 10/1/2025	2,538,183
1,476,294		W.R. Grace & Co.-Conn., 2021 Term Loan B–1st Lien, 7.438% (3-month USLIBOR +3.750%), 9/22/2028	1,385,871
		TOTAL	45,437,091
		Consumer Cyclical Services—3.5%
3,788,640		Allied Universal Holdco, LLC, 2021 Incremental Term Loan B–1st Lien, 6.865% (1-month USLIBOR +3.750%), 5/12/2028	3,341,107
3,713,012		AP Core Holdings II, LLC, Amortization Term Loan B1–1st Lien, 8.615% (1-month USLIBOR +5.500%), 9/1/2027	3,453,101
3,750,000		AP Core Holdings II, LLC, High-Yield Term Loan B2–1st Lien, 8.615% (1-month USLIBOR +5.500%), 9/1/2027	3,487,500
5,885,250		Century Casinos, Inc., 2022 Term Loan–1st Lien, 8.612% (SOFR CME +6.100%), 4/2/2029	5,664,553
3,752,568		Core & Main, LP, 2021 Term Loan B–1st Lien, 4.800%–6.128% (1-month USLIBOR +2.500%, 3-month +2.500%), 7/27/2028	3,596,218
2,496,523		Garda World Security Corp., 2021 Term Loan B–1st Lien, 7.240% (3-month USLIBOR +4.250%), 10/30/2026	2,355,707
1,500,000		Garda World Security Corp., 2022 Term Loan B–1st Lien, 7.050% (SOFR CME +4.250%), 2/1/2029	1,401,247
3,969,558		Jack Ohio Finance, LLC, Term Loan–1st Lien, 7.865% (1-month USLIBOR +4.750%), 10/4/2028	3,880,243
8,887,500		Signal Parent, Inc., Term Loan B–1st Lien, 6.615% (1-month USLIBOR +3.500%), 4/3/2028	6,660,070
2,962,519		U.S. Anesthesia Partners, Inc., 2021 Term Loan–1st Lien, 6.814% (1-month USLIBOR +4.250%), 10/1/2028	2,791,122
		TOTAL	36,630,868
		Consumer Products—2.0%
3,855,637		BCPE Empire Holdings, Inc., 2019 Term Loan B–1st Lien, 7.115% (1-month USLIBOR +4.000%), 6/11/2026	3,680,514
845,750		BCPE Empire Holdings, Inc., 2022 Incremental Term Loan–1st Lien, 7.759% (SOFR CME +4.625%), 6/11/2026	811,392
2,942,532		CNT Holdings I Corp., 2020 Term Loan–1st Lien, 6.248% (SOFR CME +3.500%), 11/8/2027	2,811,427
1,500,000		CNT Holdings I Corp., 2020 Term Loan–2nd Lien, 9.455% (1-month USLIBOR +6.750%), 11/6/2028	1,428,750
4,457,544		Diamond (BC) B.V., 2021 Term Loan B–1st Lien, 5.556% (3-month USLIBOR +2.750%), 9/29/2028	4,120,999
3,940,000		Energizer Holdings, Inc., 2020 Term Loan–1st Lien, 5.313% (1-month USLIBOR +2.250%), 12/22/2027	3,777,475
634,003		New Constellis Borrower, LLC, 2020 PIK Term Loan–2nd Lien, 14.115% (1-month USLIBOR +11.000%), 3/27/2025	320,371
2,935,101		Sunshine Luxembourg VII S.a.r.l., 2021 Term Loan B3–1st Lien, 7.424% (3-month USLIBOR +3.750%), 10/1/2026	2,738,625
966,297		WOOF Holdings, Inc., Term Loan–1st Lien, 7.315% (3-month USLIBOR +3.750%), 12/21/2027	915,567
500,000		WOOF Holdings, Inc., Term Loan–2nd Lien, 10.815% (3-month USLIBOR +7.250%), 12/21/2028	480,000
		TOTAL	21,085,120
		Diversified—0.4%
995,000		Pre-Paid Legal Services, Inc., 2021 Term Loan–1st Lien, 6.820% (3-month USLIBOR +3.750%), 12/15/2028	947,429
3,000,000		Pre-Paid Legal Services, Inc., 2021 Term Loan–2nd Lien, 10.070% (3-month USLIBOR +7.000%), 12/14/2029	2,842,500
		TOTAL	3,789,929
		Diversified Manufacturing—1.1%
1,889,141		Dynacast International, LLC, 2021 First Out Term Loan–1st Lien, 7.480% (3-month USLIBOR +4.500%), 7/22/2025	1,671,890
1,965,390		Gardner Denver, Inc., 2020 Term Loan B2–1st Lien, 4.884% (SOFR CME +1.750%), 3/1/2027	1,912,364
3,335,287		Gates Global, LLC, 2021 Term Loan B3–1st Lien, 5.615% (1-month USLIBOR +2.500%), 3/31/2027	3,210,680
975,000		Ingersoll-Rand Services Co., 2020 Spinco Term Loan–1st Lien, 4.884% (SOFR CME +1.750%), 3/1/2027	948,694
3,428,797		Watlow Electric Manufacturing Co., Term Loan B–1st Lien, 6.865% (1-month USLIBOR +3.750%), 3/2/2028	3,270,216
		TOTAL	11,013,844
		Financial Institutions—1.0%
4,576,240		Sedgwick Claims Management Services, Inc., 2018 Term Loan B–1st Lien, 6.365% (1-month USLIBOR +3.250%), 12/31/2025	4,345,529
3,870,000		Sedgwick Claims Management Services, Inc., 2019 Term Loan B–1st Lien, 6.865% (1-month USLIBOR +3.750%), 9/3/2026	3,706,725
2,884,061		Sedgwick Claims Management Services, Inc., 2020 Term Loan B3–1st Lien, 7.365% (1-month USLIBOR +4.250%), 9/3/2026	2,788,541
		TOTAL	10,840,795
		Food & Beverage—0.6%
1,865,000		Aramark Services, Inc., 2019 Term Loan B4–1st Lien, 4.865% (1-month USLIBOR +1.750%), 1/15/2027	1,800,303

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Food & Beverage—continued
$ 2,962,500		City Brewing Co., LLC, Closing Date Term Loan–1st Lien, 6.185% (1-month USLIBOR +3.500%), 4/5/2028	$ 2,335,442
2,644,167		US Foods, Inc., 2021 Term Loan B–1st Lien, 5.865% (1-month USLIBOR +2.750%), 11/22/2028	2,588,388
		TOTAL	6,724,133
		Gaming—2.0%
3,199,838		Caesars Resort Collection, LLC, 2017 Term Loan B–1st Lien, 5.865% (1-month USLIBOR +2.750%), 12/23/2024	3,131,506
1,946,968		Caesars Resort Collection, LLC, 2020 Term Loan B1–1st Lien, 6.615% (1-month USLIBOR +3.500%), 7/21/2025	1,922,913
2,892,643		Golden Entertainment, Inc., 2017 Term Loan–1st Lien, 6.090% (1-month USLIBOR +3.000%), 10/21/2024	2,869,863
3,750,000		Great Canadian Gaming Corp., 2021 Term Loan–1st Lien, 7.602% (3-month USLIBOR +4.000%), 11/1/2026	3,588,281
3,312,535		J&J Ventures Gaming, LLC, Term Loan–1st Lien, 7.674% (3-month USLIBOR +4.000%), 4/26/2028	3,155,206
3,500,000		Scientific Games Holdings, LP, 2022 Term Loan B–1st Lien, 5.617% (SOFR CME +3.500%), 4/4/2029	3,250,625
1,995,000		Scientific Games International, Inc., 2022 Term Loan–1st Lien, 5.906% (SOFR CME +3.000%), 4/14/2029	1,943,130
980,050		Stars Group Holdings B.V., 2018 Incremental Term Loan–1st Lien, 5.892% (3-month USLIBOR +2.250%), 7/21/2026	944,769
		TOTAL	20,806,293
		Health Care—11.3%
3,770,955		AHP Health Partners, Inc., 2021 Term Loan B–1st Lien, 6.615% (1-month USLIBOR +3.500%), 8/24/2028	3,604,807
724,638	[2]	Athenahealth, Inc., 2022 Delayed Draw Term Loan–1st Lien, TBD (unfunded), 2/15/2029	651,087
4,264,674		Athenahealth, Inc., 2022 Term Loan B–1st Lien, 6.576% (SOFR CME +3.500%), 2/15/2029	3,831,810
3,344,394		Avantor Funding, Inc., 2021 Term Loan B5–1st Lien, 5.365% (1-month USLIBOR +2.250%), 11/8/2027	3,264,447
2,994,994		Bausch & Lomb, Inc., Term Loan–1st Lien, 6.098% (SOFR CME +3.250%), 5/10/2027	2,791,903
2,068,944		Carestream Dental Equipment, Inc., 2017 Term Loan–1st Lien, 6.365% (1-month USLIBOR +3.250%), 9/1/2024	1,958,607
2,064,013		Carestream Dental Equipment, Inc., 2021 Term Loan–1st Lien, 7.615% (1-month USLIBOR +4.500%), 9/1/2024	1,991,773
5,000,000		Carestream Dental Equipment, Inc., 2021 Term Loan–2nd Lien, 11.115% (1-month USLIBOR +8.000%), 9/1/2025	4,750,000
8,429,383	[3,4,5]	Carestream Health, Inc., 2020 Extended PIK Term Loan–2nd Lien, 16.174% (8.1741% Cash 3-month USLIBOR +4.500%, 8.000% PIK), 8/8/2023	2,781,696
1,114,685	[3]	Carestream Health, Inc., 2020 Extended Term Loan–1st Lien, 10.924% (3-month USLIBOR +7.250%), 5/8/2023	995,787
1,350,000	[4]	Carestream Health, Inc., 2022 DIP Delayed Draw Term Loan–1st Lien, 11.726%–12.499% (SOFR CME +9.000%), 8/1/2029	1,350,000
4,588,144		Curia Global, Inc., 2021 Term Loan–1st Lien, 6.556% (3-month USLIBOR +3.750%), 8/30/2026	4,276,517
6,795,256		Curium BidCo S.a r.l., 2020 Term Loan–1st Lien, 7.924% (3-month USLIBOR +4.250%), 12/2/2027	6,463,987
3,651		Da Vinci Purchaser Corp., 2019 Term Loan–1st Lien, 7.674% (3-month USLIBOR +4.000%), 1/8/2027	3,447
629,921	[2]	Dermatology Intermediate Holdings III, Inc., 2022 Delayed Draw Term Loan–1st Lien, 6.845%–7.284% (SOFR CME +4.250%)(partially unfunded), 4/2/2029	601,575
3,361,654		Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B–1st Lien, 6.845% (SOFR CME +4.250%), 4/2/2029	3,210,379
2,549,338		Elanco Animal Health, Inc., Term Loan B–1st Lien, 4.314% (1-month USLIBOR +1.750%), 8/1/2027	2,429,583
11,617,761		Exactech, Inc., 2018 Term Loan B–1st Lien, 6.865% (1-month USLIBOR +3.750%), 2/14/2025	10,107,452
1,821,627		Global Medical Response, Inc., 2017 Incremental Term Loan–1st Lien, 7.365% (1-month USLIBOR +4.250%), 3/14/2025	1,584,943
2,359,187		Global Medical Response, Inc., 2020 Term Loan B–1st Lien, 6.814% (1-month USLIBOR +4.250%), 10/2/2025	2,057,211
1,488,230		IQVIA, Inc., 2017 Term Loan B1–1st Lien, 4.865% (1-month USLIBOR +1.750%), 3/7/2024	1,487,769
893,653		IQVIA, Inc., 2017 Term Loan B2–1st Lien, 4.865% (1-month USLIBOR +1.750%), 1/17/2025	889,940
2,264,446		IQVIA, Inc., 2018 Term Loan B3–1st Lien, 5.424% (3-month USLIBOR +1.750%), 6/11/2025	2,252,071
1,990,000		MDVIP, Inc., 2021 Term Loan–1st Lien, 6.552% (1-month USLIBOR +3.500%), 10/16/2028	1,892,987
1,000,000		MDVIP, Inc., 2021 Term Loan–2nd Lien, 9.552% (1-month USLIBOR +6.500%), 10/15/2029	953,750
1,990,000		MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan–1st Lien, 7.115% (1-month USLIBOR +4.000%), 12/18/2028	1,835,775
1,500,000		MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan–2nd Lien, 9.865% (1-month USLIBOR +6.750%), 12/17/2029	1,295,625
3,977,506		Medline Borrower, LP, Term Loan B–1st Lien, 6.365% (1-month USLIBOR +3.250%), 10/23/2028	3,664,894
3,802,381		MH Sub I, LLC, 2017 Term Loan–1st Lien, 6.615% (1-month USLIBOR +3.500%), 9/13/2024	3,634,544
5,061,061		MH Sub I, LLC, 2020 Incremental Term Loan–1st Lien, 6.865% (1-month USLIBOR +3.750%), 9/13/2024	4,835,844
6,750,000		MH Sub I, LLC, 2021 Term Loan–2nd Lien, 9.282% (SOFR CME +6.250%), 2/23/2029	6,373,147
2,960,050		MPH Acquisition Holdings, LLC, 2021 Term Loan B–1st Lien, 7.320% (3-month USLIBOR +4.250%), 9/1/2028	2,744,070

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$ 2,953,146		National Mentor Holdings, Inc., 2021 Term Loan–1st Lien, 6.870%–7.430% (1-month USLIBOR +3.750%, 3-month USLIBOR +3.750%), 3/2/2028	$ 2,128,111
2,000,000		National Mentor Holdings, Inc., 2021 Term Loan–2nd Lien, 10.930% (3-month USLIBOR +7.250%), 3/2/2029	1,465,000
42,951		National Mentor Holdings, Inc., 2021 Term Loan C–1st Lien, 7.424% (3-month USLIBOR +3.750%), 3/2/2028	30,951
2,947,165		Navicure, Inc., 2019 Term Loan B–1st Lien, 7.115% (1-month USLIBOR +4.000%), 10/22/2026	2,832,963
2,955,000		Packaging Coordinators Midco, Inc., 2020 Term Loan–1st Lien, 7.424% (3-month USLIBOR +3.750%), 11/30/2027	2,816,484
4,473,759		Parexel International Corp., 2021 Term Loan–1st Lien, 6.365% (1-month USLIBOR +3.250%), 11/15/2028	4,279,442
1,461,301		Pluto Acquisition I, Inc., 2021 Term Loan–1st Lien, 6.076% (3-month USLIBOR +4.000%), 6/22/2026	1,282,291
1,087,347		Press Ganey Holdings, Inc., 2021 Term Loan B–1st Lien, 6.865% (1-month USLIBOR +3.750%), 7/24/2026	995,602
3,980,000		Press Ganey Holdings, Inc., 2022 Incremental Term Loan–1st Lien, 6.884% (SOFR CME +3.750%), 7/24/2026	3,636,725
1,345,456		RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B–1st Lien, 6.871% (1-month USLIBOR +3.750%), 11/16/2025	1,254,396
990,000		Signify Health, LLC, 2021 Term Loan B–1st Lien, 6.127% (3-month USLIBOR +3.250%), 6/22/2028	985,669
4,390,883		Team Health Holdings, Inc., 2022 Term Loan B–1st Lien, 8.284% (SOFR CME +5.250%), 3/2/2027	3,761,537
1,496,250		Vizient, Inc., 2022 Term Loan B–1st Lien, 5.368% (SOFR CME +2.250%), 4/28/2029	1,492,360
		TOTAL	117,528,958
		Independent Energy—0.9%
7,750,000		Ascent Resources Utica Holdings, LLC, 2020 Fixed Term Loan–2nd Lien, 11.455% (3-month USLIBOR +9.000%), 11/1/2025	8,169,779
982,550		Southwestern Energy Co., 2021 Term Loan–1st Lien, 6.203% (SOFR CME +2.500%), 6/22/2027	970,882
		TOTAL	9,140,661
		Industrial - Other—3.0%
1,945,195		Alchemy Copyrights, LLC, Term Loan B–1st Lien, 5.564% (1-month USLIBOR +3.000%), 3/10/2028	1,901,428
4,259,496		Filtration Group Corp., 2018 Term Loan–1st Lien, 6.115% (1-month USLIBOR +3.000%), 3/29/2025	4,102,428
2,708,800		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 6.615% (1-month USLIBOR +3.500%), 10/21/2028	2,578,995
3,940,108		Fluid-Flow Products, Inc., Term Loan–1st Lien, 7.424% (3-month USLIBOR +3.750%), 3/31/2028	3,783,331
1,500,000		Fluid-Flow Products, Inc., Term Loan–2nd Lien, 10.424% (3-month USLIBOR +6.750%), 3/16/2029	1,428,750
3,940,025		Madison IAQ, LLC, Term Loan–1st Lien, 6.815% (3-month USLIBOR +3.250%), 6/21/2028	3,650,847
2,949,975		Resideo Funding, Inc., 2021 Term Loan–1st Lien, 5.010%–5.180% (1-month USLIBOR +2.250%, 3-month USLIBOR +2.250%), 2/11/2028	2,870,709
4,250,000		SPX Flow, Inc., 2022 Term Loan–1st Lien, 7.634% (SOFR CME +4.500%), 4/5/2029	3,947,187
2,912,396		Vectra Co., Term Loan–1st Lien, 6.365% (1-month USLIBOR +3.250%), 3/8/2025	2,464,615
1,561,650		Vectra Co., Term Loan–2nd Lien, 10.365% (1-month USLIBOR +7.250%), 3/8/2026	1,126,988
3,885,586		Vertical US Newco, Inc., Term Loan B–1st Lien, 6.871% (6-month USLIBOR +3.500%), 7/30/2027	3,733,407
		TOTAL	31,588,685
		Insurance - P&C—3.7%
4,803,190		AmWINS Group, Inc., 2021 Term Loan B–1st Lien, 5.365% (1-month USLIBOR +2.250%), 2/19/2028	4,606,427
2,640,517		AssuredPartners, Inc., 2020 Term Loan B–1st Lien, 6.615% (1-month USLIBOR +3.500%), 2/12/2027	2,505,190
2,895,620		AssuredPartners, Inc., 2021 Term Loan B–1st Lien, 6.615% (1-month USLIBOR +3.500%), 2/12/2027	2,748,131
1,780,583		Asurion, LLC, 2018 Term Loan B7–1st Lien, 6.115% (1-month USLIBOR +3.000%), 11/3/2024	1,670,409
2,528,996		Asurion, LLC, 2020 Term Loan B8–1st Lien, 6.365% (1-month USLIBOR +3.250%), 12/23/2026	2,151,240
2,250,000		Asurion, LLC, 2021 Term Loan B3–2nd Lien, 8.365% (1-month USLIBOR +5.250%), 1/31/2028	1,707,188
2,000,000		Asurion, LLC, 2021 Term Loan B4–2nd Lien, 8.365% (1-month USLIBOR +5.250%), 1/20/2029	1,540,000
1,950,101		Asurion, LLC, 2021 Term Loan B9–1st Lien, 6.365% (1-month USLIBOR +3.250%), 7/31/2027	1,650,761
2,000,000		Asurion, LLC, 2022 Term Loan B10–1st Lien, 7.134% (SOFR CME +4.000%), 8/19/2028	1,711,250
3,696,236		Hub International Ltd., 2018 Term Loan B–1st Lien, 5.766% (3-month USLIBOR +3.000%), 4/25/2025	3,560,899
3,870,651		Hub International Ltd., 2021 Term Loan B–1st Lien, 5.982% (3-month USLIBOR +3.250%), 4/25/2025	3,735,914
3,064,918		NFP Corp., 2020 Term Loan–1st Lien, 6.365% (1-month USLIBOR +3.250%), 2/15/2027	2,887,153
2,910,152		Ryan Specialty Group, LLC, Term Loan–1st Lien, 6.134% (SOFR CME +3.000%), 9/1/2027	2,822,848
2,327,122		USI, Inc., 2017 Repriced Term Loan–1st Lien, 6.424% (3-month USLIBOR +2.750%), 5/16/2024	2,270,642
2,431,321		USI, Inc., 2019 Incremental Term Loan B–1st Lien, 6.924% (3-month USLIBOR +3.250%), 12/2/2026	2,350,273
		TOTAL	37,918,325

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Lodging—0.5%
$ 2,323,089		Aimbridge Acquisition Co., Inc., 2019 Term Loan B–1st Lien, 6.865% (1-month USLIBOR +3.750%), 2/2/2026	$ 2,058,838
2,829,603		Alterra Mountain Co., Term Loan B1–1st Lien, 5.865% (1-month USLIBOR +2.750%), 7/31/2024	2,766,531
		TOTAL	4,825,369
		Media Entertainment—6.3%
3,000,000		AVSC Holding Corp., 2018 Term Loan–2nd Lien, 10.057% (3-month USLIBOR +7.250%), 9/1/2025	2,491,260
2,851,657		AVSC Holding Corp., 2020 Term Loan B1–1st Lien, 6.644% (6.3941% Cash 3-month USLIBOR +3.250%, 0.250% PIK), 3/3/2025	2,515,105
1,489,160		AVSC Holding Corp., 2020 Term Loan B2–1st Lien, 8.644% (7.644% Cash 3-month USLIBOR +4.500%, 1.000% PIK), 10/15/2026	1,326,752
2,811,670		Clear Channel Outdoor Holdings, Inc., Term Loan B–1st Lien, 6.306% (3-month USLIBOR +3.500%), 8/21/2026	2,519,959
3,350,039		CMG Media Corp., 2021 Term Loan–1st Lien, 6.615% (1-month USLIBOR +3.500%), 12/17/2026	3,146,256
7,159,541		Comet Bidco Ltd., 2018 Term Loan B–1st Lien, 7.076% (6-month USLIBOR +5.000%), 9/30/2024	5,691,835
3,149,162		Cumulus Media New Holdings, Inc., Term Loan B–1st Lien, 6.865% (1-month USLIBOR +3.750%), 3/31/2026	2,999,577
950,000		E.W. Scripps Co. (The), 2018 Term Loan B–1st Lien, 5.115% (1-month USLIBOR +2.000%), 10/2/2024	940,144
2,857,218		E.W. Scripps Co. (The), 2020 Term Loan B3–1st Lien, 5.865% (1-month USLIBOR +2.750%), 1/7/2028	2,770,230
3,003,193		Emerald Expositions Holding, Inc., 2017 Term Loan B–1st Lien, 5.865% (1-month USLIBOR +2.750%), 5/22/2024	2,909,343
1,504,057		Entercom Media Corp., 2019 Term Loan–1st Lien, 5.613% (1-month USLIBOR +2.500%), 11/18/2024	1,255,888
1,977,538		Gray Television, Inc., 2021 Term Loan D–1st Lien, 5.564% (1-month USLIBOR +3.000%), 12/1/2028	1,925,449
3,712,611		iHeartCommunications, Inc., 2020 Incremental Term Loan–1st Lien, 6.365% (1-month USLIBOR +3.250%), 5/1/2026	3,496,835
7,678,111		Magnite, Inc., Term Loan–1st Lien, 5.810%–8.115% (1-month USLIBOR +5.000%, 6-month USLIBOR +5.000%), 4/28/2028	7,351,791
2,729,375		NEP Group, Inc., Incremental Term Loan B–1st Lien, 9.250% (PRIME +3.000%), 10/20/2025	2,545,142
4,257,984		NEP/NCP Holdco, Inc., 2018 Term Loan–1st Lien, 6.365% (1-month USLIBOR +3.250%), 10/20/2025	3,951,941
3,500,000		NEP/NCP Holdco, Inc., 2018 Term Loan–2nd Lien, 10.115% (1-month USLIBOR +7.000%), 10/19/2026	3,195,500
1,682,839		Nexstar Broadcasting, Inc., 2019 Term Loan B4–1st Lien, 5.615% (1-month USLIBOR +2.500%), 9/18/2026	1,663,907
578,699		Nielsen Finance, LLC, Term Loan B4–1st Lien, 4.705% (1-month USLIBOR +2.000%), 10/4/2023	578,459
526,866		Outfront Media Capital, LLC, 2019 Term Loan B–1st Lien, 4.865% (1-month USLIBOR +1.750%), 11/18/2026	505,296
3,293,231		Recorded Books Inc., 2021 Term Loan–1st Lien, 7.075% (SOFR CME +4.000%), 8/29/2025	3,176,947
1,950,101		Sinclair Television Group, Inc., 2021 Term Loan B3–1st Lien, 6.120% (1-month USLIBOR +3.000%), 4/1/2028	1,842,241
2,493,750		Sinclair Television Group, Inc., 2022 Term Loan B4–1st Lien, 6.884% (SOFR CME +3.750%), 4/21/2029	2,364,898
2,982,506		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 6.365% (1-month USLIBOR +3.250%), 1/31/2029	2,860,402
1,895,250		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 7.790% (SOFR CME +4.250%), 6/24/2029	1,852,607
		TOTAL	65,877,764
		Metals & Mining—0.2%
2,475,000		Grinding Media, Inc., 2021 Term Loan B–1st Lien, 7.144%–7.702% (3-month USLIBOR +4.000%), 10/12/2028	2,215,125
		Oil Field Services—0.2%
1,875,000		ChampionX Corp., 2022 Term Loan B1–1st Lien, 6.004% (SOFR CME +3.250%), 6/7/2029	1,874,419
		Other—0.7%
4,000,000		ABG Intermediate Holdings 2, LLC, 2021 Term Loan–2nd Lien, 9.134% (SOFR CME +6.000%), 12/20/2029	3,790,000
3,990,000		ABG Intermediate Holdings 2, LLC, 2021 Term Loan B1–1st Lien, 6.634% (SOFR CME +3.500%), 12/21/2028	3,825,412
		TOTAL	7,615,412
		Packaging—2.1%
166,667	[4]	Anchor Glass Container Corp., 2016 Term Loan–2nd Lien, 10.098% (3-month USLIBOR +7.750%), 12/7/2024	33,333
235,800		Anchor Glass Container Corp., 2020 Incremental Term Loan–1st Lien, 8.674% (3-month USLIBOR +5.000%), 12/7/2023	187,461
2,476,746		BWAY Holding Co., 2017 Term Loan B–1st Lien, 5.814% (1-month USLIBOR +3.250%), 4/3/2024	2,317,318
6,800,336		Charter NEX US, Inc., 2021 Term Loan–1st Lien, 6.556% (3-month USLIBOR +3.750%), 12/1/2027	6,470,417
4,738,125		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 7.309% (SOFR CME +4.175%), 4/13/2029	4,482,811
3,218,333		Trident TPI Holdings, Inc., 2017 Term Loan B1–1st Lien, 6.924% (3-month USLIBOR +3.250%), 10/17/2024	3,144,923
617,579	[2]	Trident TPI Holdings, Inc., 2021 Delayed Draw Term Loan–1st Lien, 4.000%–7.674% (3-month USLIBOR +4.000%)(partially unfunded), 9/15/2028	586,623
4,335,093		Trident TPI Holdings, Inc., 2021 Incremental Term Loan–1st Lien, 7.674% (3-month USLIBOR +4.000%), 9/15/2028	4,117,797
		TOTAL	21,340,683

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Pharmaceuticals—2.2%
$ 1,993,516		Bausch Health Cos., Inc., 2022 Term Loan B–1st Lien, 8.098% (SOFR CME +5.250%), 2/1/2027	$ 1,539,841
6,186,043		ICON Luxembourg S.a.r.l., LUX Term Loan–1st Lien, 5.938% (3-month USLIBOR +2.250%), 7/3/2028	6,060,405
2,636,256		Jazz Financing Lux S.a.r.l., Term Loan–1st Lien, 6.615% (1-month USLIBOR +3.500%), 5/5/2028	2,553,162
3,931,888		Mallinckrodt International Finance S.A., 2022 Exit Term Loan–1st Lien, 8.983% (3-month USLIBOR +5.500%), 9/30/2027	3,230,911
1,083,934		Mallinckrodt International Finance S.A., 2022 Term Loan–1st Lien, 8.733% (3-month USLIBOR +5.250%), 9/30/2027	882,951
3,654,144		Organon & Co., Term Loan–1st Lien, 6.188% (3-month USLIBOR +3.000%), 6/2/2028	3,581,061
1,541,257		PRA Health Sciences, Inc., US Term Loan–1st Lien, 5.938% (3-month USLIBOR +2.250%), 7/3/2028	1,509,954
3,476,266		Sharp Midco, LLC, 2021 Term Loan B–1st Lien, 7.674% (3-month USLIBOR +4.000%), 12/31/2028	3,285,071
		TOTAL	22,643,356
		Restaurant—0.6%
3,746,382		1011778 B.C. Unlimited Liability Co., Term Loan B4–1st Lien, 4.871% (1-month USLIBOR +1.750%), 11/19/2026	3,591,507
3,391,434		IRB Holding Corp., 2022 Term Loan B–1st Lien, 5.695% (SOFR CME +3.000%), 12/15/2027	3,185,828
		TOTAL	6,777,335
		Retailers—0.7%
1,412,765		Academy Ltd., 2021 Term Loan–1st Lien, 6.314% (1-month USLIBOR +3.750%), 11/5/2027	1,386,869
3,927,532		Petco Health and Wellness Co., Inc., 2021 Term Loan B–1st Lien, 6.924% (3-month USLIBOR +3.250%), 3/3/2028	3,719,510
2,475,000		PetSmart, Inc., 2021 Term Loan B–1st Lien, 6.870% (1-month USLIBOR +3.750%), 2/11/2028	2,350,743
		TOTAL	7,457,122
		Services—2.6%
3,875,000	[2,4]	Corgi Bidco, Inc., Term Loan–1st Lien, TBD, 9/20/2029	3,629,596
3,320,463		Emerald TopCo, Inc., Term Loan–1st Lien, 6.615% (1-month USLIBOR +3.500%), 7/24/2026	3,029,922
2,935,144		GT Polaris, Inc., 2021 Term Loan–1st Lien, 6.556% (3-month USLIBOR +3.750%), 9/24/2027	2,778,598
5,955,000		RLG Holdings, LLC, 2021 Term Loan–1st Lien, 7.115% (1-month USLIBOR +4.000%), 7/7/2028	5,617,530
4,000,000		RLG Holdings, LLC, 2021 Term Loan–2nd Lien, 10.615% (1-month USLIBOR +7.500%), 7/6/2029	3,833,340
51,940		Service Logic Acquisition, Inc., Delayed Draw Term Loan–1st Lien, 4.000% (3-month USLIBOR +4.000%)(unfunded), 10/29/2027	48,889
3,903,765		Service Logic Acquisition, Inc., Term Loan–1st Lien, 6.806% (3-month USLIBOR +4.000%), 10/29/2027	3,674,419
3,734,118		USIC Holdings, Inc., 2021 Term Loan–1st Lien, 6.615% (1-month USLIBOR +3.500%), 5/12/2028	3,510,463
1,000,000		USIC Holdings, Inc., 2021 Term Loan–2nd Lien, 9.615% (1-month USLIBOR +6.500%), 5/14/2029	928,330
		TOTAL	27,051,087
		Technology—18.3%
3,987,500		Altar Bidco, Inc., 2021 Term Loan–1st Lien, 4.952%–5.500% (SOFR CME +3.100%), 2/1/2029	3,743,286
3,000,000		Altar Bidco, Inc., 2021 Term Loan–2nd Lien, 7.355% (SOFR CME +5.600%), 2/1/2030	2,659,995
3,650,189		Applied Systems, Inc., 2017 Term Loan–1st Lien, 6.674% (3-month USLIBOR +3.000%), 9/19/2024	3,568,078
2,976,272		AppLovin Corp., 2021 Term Loan B–1st Lien, 6.674% (3-month USLIBOR +3.000%), 10/25/2028	2,868,382
4,937,500		Atlas Purchaser, Inc., 2021 Term Loan–1st Lien, 8.117% (3-month USLIBOR +5.250%), 5/8/2028	3,894,453
1,000,000		Atlas Purchaser, Inc., 2021 Term Loan–2nd Lien, 11.188% (3-month USLIBOR +9.000%), 5/7/2029	777,500
1,988,053		Banff Merger Sub, Inc., 2021 Term Loan–1st Lien, 6.865% (1-month USLIBOR +3.750%), 10/2/2025	1,889,416
4,000,000		Banff Merger Sub, Inc., 2021 Term Loan–2nd Lien, 8.615% (1-month USLIBOR +5.500%), 2/27/2026	3,737,500
4,750,000		Barracuda Networks, Inc., 2022 Term Loan–1st Lien, 7.534% (SOFR CME +4.500%), 8/15/2029	4,482,813
4,000,000		Barracuda Networks, Inc., 2022 Term Loan–2nd Lien, 9.845% (SOFR CME +7.000%), 8/15/2030	3,860,000
1,985,000		CCC Intelligent Solutions, Inc., Term Loan–1st Lien, 4.365% (1-month USLIBOR +2.250%), 9/21/2028	1,928,755
2,850,000		CDK Global, Inc., 2022 Term Loan B–1st Lien, 6.610% (SOFR CME +4.500%), 7/6/2029	2,752,202
2,977,506		Cloudera, Inc., 2021 Term Loan–1st Lien, 6.865% (1-month USLIBOR +3.750%), 10/8/2028	2,627,649
3,000,000		Cloudera, Inc., 2021 Term Loan–2nd Lien, 9.115% (1-month USLIBOR +6.000%), 10/8/2029	2,550,000
987,525		ConnectWise, LLC, 2021 Term Loan B–1st Lien, 7.174% (3-month USLIBOR +3.500%), 9/29/2028	925,805
2,456,297		CoreLogic, Inc., Term Loan–1st Lien, 6.625% (1-month USLIBOR +3.500%), 6/2/2028	1,860,645
1,964,736		DCert Buyer, Inc., 2019 Term Loan B–1st Lien, 6.903% (3-month USLIBOR +4.000%), 10/16/2026	1,879,869
2,000,000		DCert Buyer, Inc., 2021 Term Loan–2nd Lien, 9.903% (3-month USLIBOR +7.000%), 2/19/2029	1,875,000
2,237,572		Diebold, Inc., 2017 Term Loan B–1st Lien, 5.500% (1-month USLIBOR +2.750%), 11/6/2023	1,842,808

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 4,837,731		Digi International, Inc., Term Loan B–1st Lien, 7.806% (3-month USLIBOR +5.000%), 11/1/2028	$ 4,728,882
3,762,059		Dun & Bradstreet Corp. (The), Term Loan–1st Lien, 6.330% (1-month USLIBOR +3.250%), 2/6/2026	3,645,906
1,779,697		Dynatrace, LLC, 2018 Term Loan–1st Lien, 5.365% (1-month USLIBOR +2.250%), 8/22/2025	1,757,674
3,453,711		E2open, LLC, 2020 Term Loan B–1st Lien, 6.644% (3-month USLIBOR +3.500%), 2/4/2028	3,315,563
2,907,621		Epicor Software Corp., 2020 Term Loan–1st Lien, 6.365% (1-month USLIBOR +3.250%), 7/30/2027	2,732,713
3,655,649		Finastra USA, Inc., Term Loan–1st Lien, 6.871% (3-month USLIBOR +3.500%), 6/13/2024	3,191,381
1,920,178		Fiserv Investment Solutions, Inc., 2020 Term Loan B–1st Lien, 6.961% (3-month USLIBOR +4.000%), 2/18/2027	1,848,171
4,063,469		Gainwell Acquisition Corp., Term Loan B–1st Lien, 7.674% (3-month USLIBOR +4.000%), 10/1/2027	3,882,644
925,267		Go Daddy Operating Co., LLC, 2021 Term Loan B4–1st Lien, 5.115% (1-month USLIBOR +2.000%), 8/10/2027	899,536
3,336,662		GoTo Group, Inc., Term Loan B–1st Lien, 7.802% (1-month USLIBOR +4.750%), 8/31/2027	2,332,126
5,658,101		Greeneden U.S. Holdings II, LLC, 2020 Term Loan B4–1st Lien, 7.115% (1-month USLIBOR +4.000%), 12/1/2027	5,402,977
5,172,424		Hyland Software, Inc., 2018 Term Loan–1st Lien, 6.615% (1-month USLIBOR +3.500%), 7/1/2024	5,022,113
5,280,000		Hyland Software, Inc., 2021 Term Loan–2nd Lien, 9.365% (1-month USLIBOR +6.250%), 7/7/2025	5,209,591
2,000,000		II-VI, Inc., 2022 Term Loan B–1st Lien, 5.314% (1-month USLIBOR +2.750%), 7/2/2029	1,941,670
223,307		Marcel LUX IV S.a.r.l., 2020 Term Loan B–1st Lien, 7.104% (SOFR CME +4.000%), 12/31/2027	217,724
748,067		Marcel LUX IV S.a.r.l., Term Loan B1–1st Lien, 6.354% (SOFR CME +3.250%), 3/15/2026	732,642
1,995,000		McAfee, LLC, 2022 Term Loan B–1st Lien, 6.362% (SOFR CME +3.750%), 3/1/2029	1,825,066
1,990,000		Mediaocean, LLC, 2021 Term Loan–1st Lien, 6.615% (1-month USLIBOR +3.500%), 12/15/2028	1,872,252
1,000,000		Mitchell International, Inc., 2021 Term Loan–2nd Lien, 9.570% (3-month USLIBOR +6.500%), 10/15/2029	938,750
2,736,681		Mitchell International, Inc., 2021 Term Loan B–1st Lien, 6.734% (1-month USLIBOR +3.750%), 10/15/2028	2,487,643
4,785,223		MLN US Holdco, LLC, 2018 Term Loan–1st Lien, 8.252% (3-month USLIBOR +4.500%), 11/30/2025	3,013,518
2,907,569		NCR Corp., 2019 Term Loan–1st Lien, 5.310% (3-month USLIBOR +2.500%), 8/28/2026	2,798,535
3,500,000		NEXUS Buyer, LLC, 2021 Term Loan–2nd Lien, 9.365% (3-month USLIBOR +6.250%), 10/29/2029	3,316,250
3,673,487		NEXUS Buyer, LLC, Term Loan B–1st Lien, 6.865% (1-month USLIBOR +3.750%), 11/9/2026	3,538,045
2,285,152		Optiv Security, Inc., Term Loan–1st Lien, 7.420% (6-month USLIBOR +3.250%), 2/1/2024	2,193,746
2,000,000		Optiv Security, Inc., Term Loan–2nd Lien, 11.420% (3-month USLIBOR +7.250%), 1/31/2025	1,885,000
2,736,250		Ping Identity Corp., 2021 Term Loan B–1st Lien, 6.884% (SOFR CME +3.750%), 11/22/2028	2,725,989
4,720,886		Planview Parent, Inc., Term Loan–1st Lien, 7.674% (3-month USLIBOR +4.000%), 12/17/2027	4,496,644
2,903,288		Project Alpha Intermediate Holding, Inc., 2021 Term Loan B–1st Lien, 7.120% (1-month USLIBOR +4.000%), 4/26/2024	2,803,037
2,105,935		Project Boost Purchaser, LLC, 2019 Term Loan B–1st Lien, 6.615% (1-month USLIBOR +3.500%), 6/1/2026	2,006,651
2,468,750		Project Boost Purchaser, LLC, 2021 Incremental Term Loan–1st Lien, 6.615% (1-month USLIBOR +3.500%), 5/30/2026	2,343,770
3,920,101		Rackspace Technology Global, Inc., 2021 Term Loan B–1st Lien, 5.617% (3-month USLIBOR +2.750%), 2/15/2028	2,818,807
2,342,357		Renaissance Holding Corp., 2018 Term Loan–1st Lien, 6.365% (1-month USLIBOR +3.250%), 5/30/2025	2,234,023
2,500,000		Renaissance Holding Corp., 2018 Term Loan–2nd Lien, 10.115% (1-month USLIBOR +7.000%), 5/29/2026	2,401,038
2,743,125		Renaissance Holding Corp., 2022 Incremental Term Loan–1st Lien, 7.095% (SOFR CME +4.500%), 3/30/2029	2,637,967
2,835,309		Rocket Software, Inc., 2018 Term Loan–1st Lien, 7.365% (1-month USLIBOR +4.250%), 11/28/2025	2,718,580
2,910,000		S2P Acquisition Borrower, Inc., Term Loan–1st Lien, 6.784% (SOFR CME +3.750%), 8/14/2026	2,848,163
1,085,087		Science Applications International Corp., 2020 Incremental Term Loan B–1st Lien, 5.009% (SOFR CME +1.875%), 3/12/2027	1,086,785
1,925,000		Severin Acquisition, LLC, 2018 Term Loan B–1st Lien, 6.034% (SOFR CME +3.000%), 8/1/2025	1,873,862
1,473,863		Sophia, L.P., 2021 Term Loan B–1st Lien, 7.174% (3-month USLIBOR +3.500%), 10/7/2027	1,420,435
2,493,750		Sophia, L.P., 2022 Incremental Term Loan B–1st Lien, 7.284% (SOFR CME +4.250%), 10/7/2027	2,415,820
1,100,000		SS&C Technologies, Inc., 2022 Term Loan B6–1st Lien, 5.384% (SOFR CME +2.250%), 3/22/2029	1,072,500
1,553,235		SS&C Technologies, Inc., 2022 Term Loan B7–1st Lien, 5.384% (SOFR CME +2.250%), 3/22/2029	1,514,404
4,100,747		Tempo Acquisition, LLC, 2022 Term Loan B–1st Lien, 6.034% (SOFR CME +3.000%), 8/31/2028	4,005,405
4,850,000	[2,4]	Tibco Software Inc., 2022 Term Loan–1st Lien, TBD, 3/20/2029	4,364,127
1,726,936		Trans Union, LLC, 2021 Term Loan B6–1st Lien, 5.365% (1-month USLIBOR +2.250%), 12/1/2028	1,676,215
4,406,778		Ultimate Software Group, Inc. (The), 2021 Term Loan–1st Lien, 5.535% (3-month USLIBOR +3.250%), 5/4/2026	4,204,815
3,250,000		Ultimate Software Group, Inc. (The), 2021 Term Loan–2nd Lien, 7.535% (3-month USLIBOR +5.250%), 5/3/2027	3,090,214
2,410,303		Ultimate Software Group, Inc. (The), Term Loan B–1st Lien, 6.865% (1-month USLIBOR +3.750%), 5/4/2026	2,304,853

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 2,340,012		Veritas US, Inc., 2021 Term Loan B–1st Lien, 8.674% (3-month USLIBOR +5.000%), 9/1/2025	$ 1,870,056
5,347,615		VS Buyer, LLC, Term Loan B–1st Lien, 6.115% (1-month USLIBOR +3.000%), 2/28/2027	5,193,872
2,947,500		Weld North Education, LLC, 2021 Term Loan B–1st Lien, 6.870% (1-month USLIBOR +3.750%), 12/21/2027	2,857,837
		TOTAL	189,440,143
		Transportation Services—1.3%
2,932,837		Buckeye Partners, L.P., 2021 Term Loan B–1st Lien, 5.365% (1-month USLIBOR +2.250%), 11/1/2026	2,865,015
3,900,000		Genesee & Wyoming, Inc. (New), Term Loan–1st Lien, 5.674% (3-month USLIBOR +2.000%), 12/30/2026	3,802,500
1,750,000		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 6.460% (3-month USLIBOR +3.750%), 10/20/2027	1,759,432
4,900,063		United Airlines, Inc., 2021 Term Loan B–1st Lien, 6.533% (3-month USLIBOR +3.750%), 4/21/2028	4,697,593
		TOTAL	13,124,540
		Utility - Electric—1.0%
3,521,356		Calpine Construction Finance Co., LP, 2017 Term Loan B–1st Lien, 5.115% (1-month USLIBOR +2.000%), 1/15/2025	3,433,762
2,418,995		Calpine Corp., 2020 Term Loan B5–1st Lien, 5.620% (1-month USLIBOR +2.500%), 12/16/2027	2,343,789
2,743,125		TerraForm Power Operating, LLC, 2022 Term Loan B–1st Lien, 6.403% (SOFR CME +2.750%), 5/21/2029	2,720,837
1,653,136		Vistra Operations Co., LLC, Term Loan B3–1st Lien, 4.743%–4.865% (1-month USLIBOR +1.750%), 12/31/2025	1,600,442
		TOTAL	10,098,830
		Wireless Communications—0.4%
3,880,831		Iridium Satellite, LLC, 2021 Term Loan B2–1st Lien, 5.615% (1-month USLIBOR +2.500%), 11/4/2026	3,783,015
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $861,869,312)	808,847,572
		CORPORATE BONDS—7.2%
		Aerospace/Defense—0.2%
63,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2025	63,550
2,000,000		TransDigm, Inc., Sec. Fac. Bond, 144A, 8.000%, 12/15/2025	2,031,480
		TOTAL	2,095,030
		Airlines—0.3%
2,975,000		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	2,798,984
		Automotive—0.4%
4,025,000		Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	2,907,270
2,000,000		Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	1,446,900
		TOTAL	4,354,170
		Building Materials—0.3%
2,125,000		Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	1,555,016
1,000,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	817,965
1,000,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	849,136
		TOTAL	3,222,117
		Cable Satellite—0.4%
3,000,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	2,593,125
1,600,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	1,401,816
		TOTAL	3,994,941
		Chemicals—0.4%
400,000		Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	358,516
2,000,000		Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	1,606,500
1,125,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,008,917
2,700,000		Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	1,490,197
		TOTAL	4,464,130
		Consumer Cyclical Services—0.2%
4,000,000		Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	1,952,039
		Consumer Products—0.1%
1,000,000		BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	868,353

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Diversified Manufacturing—0.2%
$ 2,075,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	$ 2,079,461
	Finance Companies—0.2%
2,150,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	1,878,455
	Gaming—0.7%
1,000,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	817,135
4,450,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	3,720,489
675,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	542,170
2,000,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2028	1,889,800
	TOTAL	6,969,594
	Health Care—0.8%
5,000,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	3,889,175
1,500,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	1,301,186
1,375,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	1,155,942
2,025,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	1,674,432
	TOTAL	8,020,735
	Independent Energy—0.2%
650,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	620,672
2,000,000	EQT Corp., Sr. Unsecd. Note, 6.625%, 2/1/2025	2,005,480
	TOTAL	2,626,152
	Industrial - Other—0.2%
2,000,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	1,609,357
	Insurance - P&C—0.5%
2,000,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	1,850,678
2,175,000	NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	2,066,669
2,275,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	1,778,265
	TOTAL	5,695,612
	Media Entertainment—0.4%
2,000,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	493,860
1,851,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	1,563,474
1,500,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	1,394,437
1,050,000	Midas Opco Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	865,594
	TOTAL	4,317,365
	Midstream—0.4%
835,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	773,139
2,150,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	2,052,756
1,000,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 6.375%, 4/15/2027	956,435
575,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	552,653
	TOTAL	4,334,983
	Oil Field Services—0.2%
1,825,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	1,688,125
	Packaging—0.4%
2,000,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 4/30/2025	1,873,640
2,000,000	Clydesdale Acquisition Holdings, Inc., 144A, 6.625%, 4/15/2029	1,824,020
	TOTAL	3,697,660
	Technology—0.5%
1,500,000	Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	1,471,785
1,800,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	1,372,500
1,750,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	1,386,788
2,000,000	NCR Corp., 144A, 5.125%, 4/15/2029	1,504,080
	TOTAL	5,735,153

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation Services—0.2%
$ 2,700,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	$ 2,542,728
		TOTAL CORPORATE BONDS (IDENTIFIED COST $90,181,937)	74,945,144
	[1]	ASSET-BACKED SECURITIES—4.3%
		Automotive—0.0%
500,000		Volkswagen Auto Lease Trust 2022-A, Class A3, 3.680%, 7/21/2025	496,729
		Finance Companies—3.4%
1,000,000		Aimco 2020-12A, Class ER, 8.581% (SOFR +6.100), 1/17/2032	844,074
2,000,000		Anchorage Capital CLO, LTD., 2020-15A, Class DR, 6.109% (3-month USLIBOR +3.400%), 7/20/2034	1,818,272
1,600,000		Ballyrock Ltd., 2020-14A, Class C, 6.309% (3-month USLIBOR +3.600%), 1/20/2034	1,407,629
1,250,000		Dryden Senior Loan Fund 2018-61A, Class DR, 5.840% (3-month USLIBOR +3.100%), 1/17/2032	1,098,400
750,000		Dryden Senior Loan Fund 2021-87A, Class D, 5.934% (3-month USLIBOR +2.950%), 5/20/2034	654,047
500,000		Dryden Senior Loan Fund 2021-90A, Class D, 5.984% (3-month USLIBOR +3.000%), 2/20/2035	429,979
1,700,000		Dryden Senior Loan Fund 2021-93A, Class E, 8.762% (3-month USLIBOR +6.250%), 1/15/2034	1,463,755
3,000,000		Dryden Senior Loan Fund 2022-97A, Class E, 7.570% (3-month Constant Maturity Treasury Yield Curve +6.750%), 4/20/2035	2,586,909
1,500,000		Elmwood CLO X, Ltd., 2021-3A, Class E, 8.559% (3-month USLIBOR +5.850%), 10/20/2034	1,316,521
500,000		Elmwood CLO XI, Ltd., 2021-4A, Class D, 5.659% (3-month USLIBOR +2.950%), 10/20/2034	449,642
750,000		GoldenTree Loan Management US 2020-7A, Class CR, 4.759% (3-month USLIBOR +2.050%), 4/20/2034	683,391
2,250,000		GoldenTree Loan Management US 2020-7A, Class DR, 5.859% (3-month USLIBOR +3.150%), 4/20/2034	2,018,837
1,750,000		Magnetite CLO, Ltd., 2020-28A, Class ER, 8.859% (3-month USLIBOR +6.150%), 1/20/2035	1,503,296
1,250,000		Neuberger Berman CLO, Ltd., 2020-39A, Class C, 4.959% (3-month USLIBOR +2.250%), 1/20/2032	1,169,783
1,000,000		Neuberger Berman CLO, Ltd., 2020-39A, Class D, 6.309% (3-month USLIBOR +3.600%), 1/20/2032	900,957
1,250,000		OCP CLO, Ltd., 2019-16A, Class DR, 5.577% (3-month USLIBOR +3.150%), 4/10/2033	1,091,674
1,000,000		OCP CLO, Ltd., 2020-18A, Class CR, 4.659% (3-month USLIBOR +1.950%), 7/20/2032	917,150
2,250,000		OCP CLO, Ltd., 2020-18A, Class DR, 5.909% (3-month USLIBOR +3.200%), 7/20/2032	1,965,829
2,250,000		OCP CLO, Ltd., 2020-8RA, Class C, 6.490% (3-month USLIBOR +3.750%), 1/17/2032	1,991,681
1,000,000		OSD CLO, Ltd., 2021-23A, Class D, 5.690% (3-month USLIBOR +2.950%), 4/17/2031	907,084
3,000,000		OSD CLO, Ltd., 2021-23A, Class E, 8.740% (3-month USLIBOR +6.000%), 4/17/2031	2,524,330
1,250,000		Pikes Peak CLO 2021-7A, Class D, 6.396% (3-month USLIBOR +3.400%), 2/25/2034	1,095,262
1,000,000		Rockland Park CLO, Ltd., 2021-1A, Class C, 4.609% (3-month USLIBOR +1.900%), 4/20/2034	900,449
1,000,000		Rockland Park CLO, Ltd., 2021-1A, Class E, 8.959% (3-month USLIBOR +6.250%), 4/20/2034	856,406
1,000,000		Stratus CLO 2021-2A, Class E, 8.459% (3-month USLIBOR +5.750%), 12/28/2029	917,944
2,000,000		Symphony CLO, Ltd., 2016 - 18A, Class DR, 6.033% (3-month USLIBOR +3.250%), 7/23/2033	1,756,716
500,000		Symphony CLO, Ltd., 2021-29A, Class D, 5.662% (3-month USLIBOR +3.150%), 1/15/2034	453,641
1,500,000		Symphony CLO, Ltd., 2021-29A, Class E, 8.762% (3-month USLIBOR +6.250%), 1/15/2034	1,304,934
		TOTAL	35,028,592
		Financial Institutions—0.6%
750,000		Palmer Square Loan Funding Ltd., 2022-2A, Class C, 4.187% (SOFR +3.100%), 10/15/2030	703,445
750,000		Palmer Square Loan Funding Ltd., 2022-2A, Class D, 7.288% (SOFR +6.200%), 10/15/2030	669,907
1,200,000		Palmer Square Loan Funding Ltd., 2022-5A, Class C, 6.434% (SOFR CME +3.910%), 1/15/2031	1,141,764
1,500,000		Stratus CLO 2022-1A, Class D, 6.532% (SOFR CME +4.250%), 7/20/2030	1,355,200
3,000,000		Stratus CLO 2022-1A, Class E, 9.782% (SOFR CME + 7.500%), 7/20/2030	2,808,851
		TOTAL	6,679,167
		Other—0.3%
3,000,000		SSTAT 2021-1A E1, Class E1, 8.133% (3-month USLIBOR +5.350%), 10/25/2029	2,711,497
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $50,439,960)	44,915,985
		COMMON STOCKS—0.1%
		Consumer Cyclical Services—0.0%
46,202	[5]	Constellis Holdings, LLC	69,303

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Midstream—0.1%
31,464	[5]	Summit Midstream Partners LP	$ 472,589
		TOTAL COMMON STOCKS (IDENTIFIED COST $674,294)	541,892
		WARRANT—0.0%
		Health Care—0.0%
247	[4,5]	Carestream Health, Inc., Warrants (IDENTIFIED COST $0)	3
		EXCHANGE-TRADED FUND—0.5%
130,000		SPDR Blackstone Senior Loan ET (IDENTIFIED COST $5,389,200)	5,313,100
		INVESTMENT COMPANY—0.6%
5,932,516		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 2.98%[6] (IDENTIFIED COST $5,930,641)	5,930,736
		TOTAL INVESTMENT IN SECURITIES—90.7% (IDENTIFIED COST $1,014,485,344)	940,494,432
		OTHER ASSETS AND LIABILITIES - NET—9.3%[7]	96,211,573
		TOTAL NET ASSETS—100%	$1,036,706,005
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 6/30/2022	$4,959,566
Purchases at Cost	$136,620,339
Proceeds from Sales	$(135,655,176)
Change in Unrealized Appreciation/Depreciation	$346
Net Realized Gain/(Loss)	$5,661
Value as of 9/30/2022	$5,930,736
Shares Held as of 9/30/2022	5,932,516
Dividend Income	$57,987

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at September 30, 2022, where the rate will be determined at time of settlement.
3	Issuer in default.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	Non-income-producing security.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.

◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designated to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$796,688,820	$12,158,752	$808,847,572
Corporate Bonds	—	74,945,144	—	74,945,144
Asset-Backed Securities	—	44,915,985	—	44,915,985
Warrant	—	—	3	3
Exchange-Traded Fund	5,313,100	—	—	5,313,100
Equity Securities:
Common Stocks
Domestic	541,892	—	—	541,892
Investment Company	5,930,736	—	—	5,930,736
TOTAL SECURITIES	$11,785,728	$916,549,949	$12,158,755	$940,494,432

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
SOFR	—Secured Overnight Financing Rate
SPDR	—Standard & Poor’s Depositary Receipt
TBD	—To Be Determined